Quarterly Holdings Report
for
Fidelity® Trend Fund
September 30, 2025
TRE-NPRT3-1125
1.808771.121
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
DroneShield Ltd (a)(b)	5,139,877	15,848,924
CANADA - 0.8%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	180,990	10,947,574
Financials - 0.0%
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (c)	1,826	125,062
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (United States) (a)	152,600	22,677,886
TOTAL CANADA		33,750,522
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	279,200	9,702,200
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Hermes International SCA	5,400	13,205,949
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (a)	149,600	6,769,400
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	7,600	483,436
Insurance - 0.0%
Accelerant Holdings Class A (a)(c)	12,700	189,103
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		672,539
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Lenskart Solutions Ltd (d)(e)	579,644	2,064,854
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (c)	4,900	202,223
ITALY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA	105,100	11,475,517
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Coupang Inc Class A (a)	277,000	8,919,400
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	39,210	7,527,003
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	87,600	24,465,804
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (a)	57,700	14,655,800
UNITED STATES - 96.4%
Communication Services - 10.2%
Entertainment - 3.0%
Netflix Inc (a)	72,700	87,161,484
ROBLOX Corp Class A (a)	142,300	19,711,396
Spotify Technology SA (a)	42,300	29,525,400
		136,398,280
Interactive Media & Services - 7.2%
Alphabet Inc Class A	485,440	118,010,464
Meta Platforms Inc Class A	265,500	194,977,890
Reddit Inc Class A (a)	52,400	12,051,476
		325,039,830
TOTAL COMMUNICATION SERVICES		461,438,110

Consumer Discretionary - 15.0%
Automobiles - 3.5%
Tesla Inc (a)	353,600	157,252,992
Broadline Retail - 4.7%
Amazon.com Inc (a)	958,200	210,391,974
Hotels, Restaurants & Leisure - 3.7%
Black Rock Coffee Bar Inc Class A	7,100	169,406
Brinker International Inc (a)	63,500	8,044,180
Carnival Corp (a)	473,200	13,680,212
Cava Group Inc (a)(c)	119,100	7,194,831
Chipotle Mexican Grill Inc (a)	343,000	13,442,170
Dutch Bros Inc Class A (a)	517,800	27,101,652
First Watch Restaurant Group Inc (a)(c)	1,166,784	18,248,502
Royal Caribbean Cruises Ltd	65,800	21,291,564
Starbucks Corp	212,000	17,935,200
Texas Roadhouse Inc	87,400	14,521,510
Viking Holdings Ltd (a)	309,600	19,244,736
Wingstop Inc (c)	37,100	9,337,328
		170,211,291
Household Durables - 1.7%
SharkNinja Inc (a)	272,700	28,129,005
Somnigroup International Inc	564,500	47,604,285
		75,733,290
Specialty Retail - 1.1%
Boot Barn Holdings Inc (a)	116,000	19,223,520
Carvana Co Class A (a)	34,300	12,939,332
Chewy Inc Class A (a)	233,100	9,428,895
O'Reilly Automotive Inc (a)	88,900	9,584,309
Wayfair Inc Class A (a)	4,424	395,196
		51,571,252
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	227,400	15,856,602
TOTAL CONSUMER DISCRETIONARY		681,017,401

Consumer Staples - 0.9%
Beverages - 0.5%
Celsius Holdings Inc (a)	356,500	20,495,185
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp	47	43,505
Performance Food Group Co (a)	128,600	13,379,544
Sprouts Farmers Market Inc (a)	58,900	6,408,320
		19,831,369
Personal Care Products - 0.0%
elf Beauty Inc (a)	100	13,248
TOTAL CONSUMER STAPLES		40,339,802

Financials - 4.2%
Capital Markets - 2.8%
Ares Management Corp Class A	99,900	15,973,011
Blackstone Inc	139,700	23,867,745
Blue Owl Capital Inc Class A	1,208,500	20,459,905
Coinbase Global Inc Class A (a)	30,500	10,293,445
DigitalBridge Group Inc Class A	296,700	3,471,390
Robinhood Markets Inc Class A (a)	360,500	51,616,390
		125,681,886
Consumer Finance - 0.6%
SoFi Technologies Inc Class A (a)	1,018,600	26,911,412
Financial Services - 0.8%
Affirm Holdings Inc Class A (a)	186,800	13,651,344
Apollo Global Management Inc	128,600	17,138,522
Toast Inc Class A (a)	145,400	5,308,554
		36,098,420
TOTAL FINANCIALS		188,691,718

Health Care - 2.5%
Biotechnology - 0.2%
Alnylam Pharmaceuticals Inc (a)	19,000	8,664,000
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp (a)	122,592	11,968,657
TransMedics Group Inc (a)	109,300	12,263,460
		24,232,117
Health Care Technology - 0.3%
Doximity Inc Class A (a)	14,800	1,082,620
Veeva Systems Inc Class A (a)	43,900	13,078,249
		14,160,869
Pharmaceuticals - 1.5%
Eli Lilly & Co	88,251	67,335,513
TOTAL HEALTH CARE		114,392,499

Industrials - 20.1%
Aerospace & Defense - 7.9%
ATI Inc (a)	419,600	34,130,264
Axon Enterprise Inc (a)	149,117	107,012,324
Boeing Co (a)	250	53,957
Firefly Aerospace Inc (a)	13,500	395,820
HEICO Corp Class A	137,188	34,858,099
Howmet Aerospace Inc	446,500	87,616,695
Karman Holdings Inc (c)	256,600	18,526,520
Leonardo DRS Inc	459,700	20,870,380
Loar Holdings Inc (a)	59,800	4,784,000
Rocket Lab Corp (c)	57,200	2,740,452
StandardAero Inc (a)	66,400	1,812,056
TransDigm Group Inc	34,977	46,100,386
		358,900,953
Building Products - 0.6%
AAON Inc (c)	67,200	6,279,168
Trane Technologies PLC	49,900	21,055,804
		27,334,972
Commercial Services & Supplies - 0.8%
Cintas Corp	170,712	35,040,345
Construction & Engineering - 6.8%
API Group Corp (a)	602,100	20,694,177
Comfort Systems USA Inc	64,900	53,554,182
Construction Partners Inc Class A (a)	461,300	58,585,100
EMCOR Group Inc	67,900	44,103,766
Legence Corp Class A	31,000	955,110
MasTec Inc (a)	174,700	37,177,907
Sterling Infrastructure Inc (a)(c)	276,600	93,955,488
		309,025,730
Electrical Equipment - 0.5%
GE Vernova Inc	38,700	23,796,630
Ground Transportation - 0.5%
XPO Inc (a)	163,200	21,096,864
Machinery - 1.1%
Federal Signal Corp (c)	234,800	27,938,852
RBC Bearings Inc (a)	53,200	20,763,428
		48,702,280
Professional Services - 0.3%
Verisk Analytics Inc	77,800	19,567,478
Trading Companies & Distributors - 1.6%
Fastenal Co	343,100	16,825,624
FTAI Aviation Ltd	149,100	24,878,826
United Rentals Inc	21,700	20,716,122
WW Grainger Inc	8,700	8,290,752
		70,711,324
TOTAL INDUSTRIALS		914,176,576

Information Technology - 40.7%
Communications Equipment - 0.7%
Arista Networks Inc	153,600	22,381,056
Lumentum Holdings Inc (a)	55,300	8,997,863
		31,378,919
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp Class A	325,500	40,280,625
Coherent Corp (a)	481,200	51,834,864
		92,115,489
IT Services - 0.2%
Cloudflare Inc Class A (a)	54,100	11,609,319
Semiconductors & Semiconductor Equipment - 18.9%
Advanced Micro Devices Inc (a)	86,400	13,978,656
Broadcom Inc	656,400	216,552,924
NVIDIA Corp	3,359,460	626,808,047
		857,339,627
Software - 12.7%
AppLovin Corp Class A (a)	80,000	57,483,200
Cadence Design Systems Inc (a)	109,169	38,346,703
Fair Isaac Corp (a)	30,559	45,732,460
Figma Inc Class A	10,500	544,635
HubSpot Inc (a)	14,500	6,783,100
Microsoft Corp	548,000	283,836,600
Netskope Inc (a)	12,900	293,217
Onestream Inc Class A (a)(c)	4,600	84,778
OpenAI Global LLC rights (a)(d)(e)	1,434,100	1,964,717
Oracle Corp	184,200	51,804,408
Palantir Technologies Inc Class A (a)	271,500	49,527,030
Palo Alto Networks Inc (a)	140,800	28,669,696
Plaid Inc/DE Class A (d)(e)	16,919	3,597,318
Synopsys Inc (a)	13,600	6,710,104
		575,377,966
Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc	1,068,776	272,142,433
Pure Storage Inc Class A (a)	88,825	7,444,423
Super Micro Computer Inc (a)	60,700	2,909,958
		282,496,814
TOTAL INFORMATION TECHNOLOGY		1,850,318,134

Materials - 0.9%
Construction Materials - 0.5%
Vulcan Materials Co	77,000	23,686,740
Metals & Mining - 0.2%
Carpenter Technology Corp	41,500	10,189,910
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	87,500	7,773,500
TOTAL MATERIALS		41,650,150

Real Estate - 1.1%
Health Care REITs - 0.7%
Welltower Inc	181,400	32,314,596
Specialized REITs - 0.4%
Iron Mountain Inc	157,300	16,035,162
TOTAL REAL ESTATE		48,349,758

Utilities - 0.8%
Electric Utilities - 0.2%
NRG Energy Inc	43,300	7,012,434
Independent Power and Renewable Electricity Producers - 0.6%
Talen Energy Corp (a)	52,700	22,417,526
Vistra Corp	35,100	6,876,792
		29,294,318
TOTAL UTILITIES		36,306,752

TOTAL UNITED STATES		4,376,680,900
TOTAL COMMON STOCKS (Cost $2,187,530,619)		4,525,941,035

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series E (d)(e)	159,921	8,566,968
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D-2 (d)(e)	635,820	947,372
Meesho Series E (d)(e)	105,900	157,791
Meesho Series F (d)(e)	99,989	148,983

TOTAL INDIA		1,254,146
UNITED STATES - 0.2%
Information Technology - 0.2%
IT Services - 0.1%
X.Ai Holdings Corp Series C (d)(e)	129,100	4,719,896
Software - 0.1%
Anthropic PBC Series F (d)(e)	20,900	2,946,273
TOTAL UNITED STATES		7,666,169
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,092,205)		17,487,283

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	3,536,946	3,537,654
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	39,335,066	39,339,000
TOTAL MONEY MARKET FUNDS (Cost $42,876,654)			42,876,654

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,245,499,478)	4,586,304,972
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(40,848,665)
NET ASSETS - 100.0%	4,545,456,307

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $15,848,924 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,114,172 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $22,448,692.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series F	8/18/2025	2,946,223

Lenskart Solutions Ltd	4/30/2024	1,597,389

Meesho Series D-2	7/15/2024	593,432

Meesho Series E	7/15/2024	98,840

Meesho Series F	7/15/2024	91,727

OpenAI Global LLC rights	8/4/2025	1,434,100

Oura Health Oy Series E	9/24/2025	8,566,968

Plaid Inc/DE Class A	3/31/2025	3,451,080

X.Ai Holdings Corp Series C	11/22/2024	2,795,015

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,499,254	564,309,522	581,269,191	295,090	(1,931)	-	3,537,654	3,536,946	0.0%
Fidelity Securities Lending Cash Central Fund	44,034,997	342,150,857	346,846,854	152,898	-	-	39,339,000	39,335,066	0.1%
Total	64,534,251	906,460,379	928,116,045	447,988	(1,931)	-	42,876,654

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.